Revenue - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) T $ / lb	Dec. 31, 2022 USD ($)
Revenue
Total	$ 158,999
Revenue from sale of commodities	$ 100	$ 0
Average provisional price per tonne | $ / lb	8,451.90
Copper
Revenue
Total	$ 153,530
Copper metal tonnes payable | T	2,680.34
Sliver
Revenue
Total	$ 5,469